Net Income Per Ordinary Share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Reconciliation of number of shares used in computation of basic and diluted net income per ordinary share
The reconciliation of the number of shares used in the computation of basic and diluted net income per ordinary share is as follows:

	Year ended
	December 31, 2023	December 31, 2022	December 31, 2021
Weighted average number of ordinary shares outstanding for basic net income per ordinary share	82,101,813	81,532,320	67,110,186
Effect of dilutive share options and other awards outstanding under share based compensation programs	615,827	936,043	958,125
Weighted average number of ordinary shares outstanding for diluted net income per ordinary share	82,717,640	82,468,363	68,068,311

Reconciliation of net income attributable to the group per the statement of operating income and net income used for net income per ordinary share

	Year ended
	December 31, 2023	December 31, 2022	December 31, 2021
Net income per ordinary share:
Basic	$7.46	$6.20	$2.28
Diluted	$7.40	$6.13	$2.25